ONcore Lite II

The Ohio National Life Insurance Company

Ohio National Variable Account A

Supplement dated July 22, 2022

to the Prospectus and Updating Summary Prospectus dated April 29, 2022

The following supplements and amends the prospectus and updating summary prospectus dated April 29, 2022, as may be previously supplemented. Please read this supplement in conjunction with your prospectus and retain it for future reference. Capitalized terms used herein have the same definitions as in your prospectus.

NOTICE OF FUND SUBSTITUTION

In accordance with applicable law, on or about September 9, 2022 (the “Substitution Date”), The Ohio National Life Insurance Company (“Ohio National Life”) and Ohio National Variable Account A (“VAA”) intend to substitute the following “Existing Portfolios” in which investment divisions (“subaccounts”) of VAA currently invest with the corresponding “Replacement Portfolios” (the “Substitution”), as set forth in the table below:

Existing Portfolio	Replacement Portfolio
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	ON BlackRock Advantage Large Cap Growth Portfolio
TOPS® Managed Risk Balanced ETF Portfolio (Class 2 and Class 3 Shares)	ON iShares Managed Risk Balanced Portfolio
TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2 and Class 3 Shares)	ON iShares Managed Risk Moderate Growth Portfolio
TOPS® Managed Risk Growth ETF Portfolio (Class 2 and Class 3 Shares)	ON iShares Managed Risk Growth Portfolio

Each Existing Portfolio and certain Replacement Portfolios are currently available as investment options under the contract. Certain Existing Portfolios and certain Replacement Portfolios are also available investment options with certain optional benefit riders available with the contract. Please refer to your prospectus or contact our customer service for a list of the Funds available to you.

The Existing Portfolios will continue to be included as investment options until the Substitution Date. The Replacement Portfolios currently not available will be added as investment options on the Substitution Date. On the Substitution Date, all accumulation units corresponding to the shares of each Existing Portfolio will be replaced with accumulation units corresponding to the shares of the applicable Replacement Portfolio.

Your rights and Ohio National Life’s obligations under your contract will not be altered in any way by the Substitution. Your Contract Value immediately prior to the Substitution will equal your Contract Value immediately after the Substitution. The Substitution will be effected at the relative net asset values of the Existing Portfolios’ and the Replacement Portfolios’ shares. The fees and charges under your contract will not increase as a result of the Substitution, and the Substitution will be performed at no cost to you. There will be no tax consequences for you as a result of the Substitution.

Important Information Regarding Your Transfer Rights

For Contracts with any type of GLWB, GMIB Plus with Annual Reset (2008), GMIB Plus with Annual Reset (2009), or GPP (2012) Rider

From the date of this supplement until the Substitution Date, you may transfer, free of charge, your Contract Value allocated to a subaccount that invests in an Existing Portfolio to any other investment option available with your rider and in accordance with the investment restrictions of your rider. For 30 days following the Substitution Date, you may transfer, free of charge, your Contract Value allocated to a subaccount that invests in a Replacement Portfolio to any other investment option available with your rider and in accordance with the investment restrictions of your rider. Any such transfers will not count as a transfer for purposes of any limitation on the number of transfers permitted under your contract. Please note, however, that the investment restrictions applicable to your rider will continue to apply during the time periods referenced above. From the date of this supplement until the Substitution Date, and for 30 days after the Substitution Date, except with respect to any market timing/short-term trading limitations or limitations imposed by your rider as set forth in your prospectus, we will not exercise any rights reserved by us under the contracts to impose additional restrictions on transfers between subaccounts. On the Substitution Date, the Replacement Portfolios will replace the Existing Portfolios in your rider’s investment restrictions, as applicable. Any Contract Value remaining in a subaccount that invests in an Existing Portfolio on the Substitution Date will be automatically reallocated to the subaccount that invests in the corresponding Replacement Portfolio.

For all other Contracts

From the date of this supplement until the Substitution Date, you may transfer your Contract Value allocated to a subaccount that invests in an Existing Portfolio to any other investment option available under your contract free of charge. For 30 days following the Substitution Date, you may transfer your Contract Value allocated to a subaccount that invests in a Replacement Portfolio to any other investment option available under your contract free of charge. Any such transfers will not count as a transfer for purposes of any limitation on the number of transfers permitted under your contract. From the date of this supplement until the Substitution Date, and for 30 days after the Substitution Date, except with respect to any market timing/short-term trading limitations as set forth in your prospectus, we will not exercise any rights reserved by us under the contracts to impose additional restrictions on transfers between subaccounts. On the Substitution Date, any Contract Value remaining in a subaccount that invests in an Existing Portfolio will be automatically reallocated to the subaccount that invests in the corresponding Replacement Portfolio.

Other Information Related to the Substitution

Any future allocation, dollar cost averaging, rebalancing or fund specific systematic withdrawal instructions on your contract that are impacted by the Substitution will be updated automatically to include the applicable Replacement Portfolio.

If your Contract Value is automatically transferred on the Substitution Date, you will receive a confirmation showing the transfer of your Contract Value from each subaccount that invests in an Existing Portfolio to the subaccount that invests in the corresponding Replacement Portfolio. Due to the difference in unit values, the number of units you receive in the subaccount investing in the Replacement Portfolio will be different from the number of units you held in the subaccount investing in the corresponding Existing Portfolio.

A summary prospectus, statutory prospectus and other information for each Replacement Portfolio is available online at Ohionational.com/variableproducts. The investment objectives, principal investment strategies, principal risks, and fees and expenses of the Replacement Portfolios are described in the summary prospectuses. Read the prospectuses carefully before making any investment decision with respect to your Contract Value that is allocated to an Existing Portfolio.

You may change investment allocations or request a copy of any Replacement Portfolio’s summary or statutory prospectus at any time by contacting customer service at 888.925.6446.

Appendix A – Funds Available Under the Contract

As of the Substitution Date, the Fidelity® VIP Contrafund® Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, and TOPS® Managed Risk Growth ETF Portfolio will no longer be available investment options under the contract, and all references to these portfolios, and all information regarding such portfolios in Appendix A, are deleted as of such time.

As of the Substitution Date, the following are additional available investment options:

Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Allocation	ON iShares Managed Risk Moderate Growth Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.74%	N/A	N/A	N/A
Allocation	ON iShares Managed Risk Growth Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.74%	N/A	N/A	N/A

Additionally, the information in Appendix A with respect to the following portfolios is amended as follows:

Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Large Cap Blend Equity	ON U.S. Low Volatility Portfolio (formerly ON Janus Henderson U.S. Low Volatility Portfolio) Adviser: Ohio National Investments, Inc. Subadviser: Intech Investment Management LLC (effective August 19, 2022)	0.60%	N/A	N/A	N/A
Allocation	Templeton Foreign VIP Fund (Class 4) Adviser: Templeton Investment Counsel, LLC	1.16%*	4.10%	2.62%	3.90%
Small Cap Blend Equity	Royce Micro-Cap Portfolio (Investment Class Shares) Adviser: Royce & Associates, LLC	1.08%*	29.98%	12.97%	9.24%

*	Annual expenses reflect temporary fee reductions.

3